Risk Management - Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value) (Detail) - Interest rate risk [member] - Banking book [member] - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Sensitivity analysis for interest rate risk [line items]
Financial assets	$ 32,936,131	$ 51,708,352
Financial liabilities	(32,122,653)	(46,589,586)
Derivatives	156,607	26,020
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	12,190,871	10,145,060
Financial liabilities	(16,896,494)	(14,932,996)
Derivatives	3,074,115	3,286,458
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	11,301,485	11,637,816
Financial liabilities	(6,908,602)	(7,315,172)
Derivatives	(2,165,038)	(2,230,887)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	4,303,817	5,056,844
Financial liabilities	(3,980,347)	(6,404,219)
Derivatives	130,563	2,211,395
COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,139,958	24,868,632
Financial liabilities	(4,337,210)	(17,937,199)
Derivatives	(883,033)	(3,240,946)
Up to one month [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	9,817,266	15,718,342
Financial liabilities	(15,149,162)	(20,036,030)
Derivatives	(149,153)	1,881,267
Up to one month [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	4,885,891	3,507,091
Financial liabilities	(10,169,966)	(8,633,088)
Derivatives	830,637	988,919
Up to one month [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	539,004	536,885
Financial liabilities	(223,471)	(432,799)
Derivatives	(1,263,538)	(936,785)
Up to one month [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,523,089	2,038,658
Financial liabilities	(2,152,414)	(1,305,440)
Derivatives	103,599	787,971
Up to one month [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,869,282	9,635,708
Financial liabilities	(2,603,311)	(9,664,703)
Derivatives	180,149	1,041,162
1 - 3 months [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,565,202	5,631,115
Financial liabilities	(2,808,356)	(5,142,757)
Derivatives	(133,655)	(1,765,659)
1 - 3 months [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	845,251	965,331
Financial liabilities	(1,637,063)	(2,251,174)
Derivatives	1,429,392	1,140,587
1 - 3 months [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	502,506	595,857
Financial liabilities	(14,789)	(47,785)
Derivatives	(795,275)	(814,209)
1 - 3 months [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	571,066	911,154
Financial liabilities	(884,847)	(1,418,654)
Derivatives	(24,269)	524,265
1 - 3 months [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	646,379	3,158,773
Financial liabilities	(271,657)	(1,425,144)
Derivatives	(743,503)	(2,616,302)
3 months to 1 year [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,585,956	9,384,357
Financial liabilities	(4,363,629)	(10,375,645)
Derivatives	(133,194)	(205,036)
3 months to 1 year [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,289,124	2,382,124
Financial liabilities	(2,477,283)	(3,200,762)
Derivatives	516,336	900,023
3 months to 1 year [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,683,797	1,670,189
Financial liabilities	(284,994)	(655,079)
Derivatives	(662,416)	(485,247)
3 months to 1 year [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	885,045	1,892,712
Financial liabilities	(939,496)	(3,610,341)
Derivatives	87,848	806,558
3 months to 1 year [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	727,990	3,439,332
Financial liabilities	(661,856)	(2,909,463)
Derivatives	(74,962)	(1,426,370)
1 - 3 years [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,174,445	8,943,449
Financial liabilities	(1,818,488)	(3,733,426)
Derivatives	(376,852)	(425,285)
1 - 3 years [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,252,567	1,924,539
Financial liabilities	(661,668)	(632,972)
Derivatives	272,765	664,608
1 - 3 years [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,586,457	2,172,579
Financial liabilities	(768,465)	(752,948)
Derivatives	(444,847)	(904,781)
1 - 3 years [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	123,608	88,532
Financial liabilities	(3,590)	(69,784)
Derivatives	(24,433)	77,221
1 - 3 years [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,211,813	4,757,799
Financial liabilities	(384,765)	(2,277,722)
Derivatives	(180,337)	(262,333)
More than 3 Years [Member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	9,793,262	12,031,089
Financial liabilities	(7,983,018)	(7,301,728)
Derivatives	949,461	540,733
More than 3 Years [Member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,918,038	1,365,975
Financial liabilities	(1,950,514)	(215,000)
Derivatives	24,985	(407,679)
More than 3 Years [Member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	6,989,721	6,662,306
Financial liabilities	(5,616,883)	(5,426,561)
Derivatives	1,001,038	910,135
More than 3 Years [Member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	201,009	125,788
Derivatives	(12,182)	15,380
More than 3 Years [Member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	684,494	3,877,020
Financial liabilities	(415,621)	(1,660,167)
Derivatives	$ (64,380)	$ 22,897